STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Stock Option Activity (Details) - USD ($)		12 Months Ended	36 Months Ended
	Apr. 05, 2021	Sep. 30, 2021	Sep. 30, 2024
Shares Underlying Options
Outstanding at the beginning			250,000
Granted	250,000		0
Exercised			0
Forfeited			0
Outstanding at the end		250,000	250,000
Exercisable at the end			250,000
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per shares)			$ 10
Granted (in dollars per shares)			0
Exercised (in dollars per shares)			0
Forfeited (in dollars per shares)			0
Outstanding at the end (in dollars per shares)		$ 10	10
Exercisable at the end (in dollars per shares)			$ 10
Remaining Contractual Term (Years) and Grant-Date Fair Value
Outstanding (in years)		0 years	0 years
Exercisable at the end (in years)			0 years
Outstanding at the beginning (in dollars)			$ 1,085,386
Outstanding at the end (in dollars)		$ 1,085,386	1,085,386
Exercisable at the end (in dollars)			$ 0